Taxes (Details) - Schedule of components of the income tax provision - PRC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes (Details) - Schedule of components of the income tax provision [Line Items]
Current income tax expense		$ 777,221	$ 39,515
Deferred income tax expenses (benefits)	(121,113)
Total	$ (121,113)	$ 777,221	$ 39,515